Share Capital and Warrants - Issued and Outstanding - Warrants (Details) - CAD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share Purchase Warrants
Number of Warrants
Outstanding, Beginning of Year	0
Issued Under the Arrangement, Net of Issuance Costs (Note 5A)	65,433
Issued Upon Exercise of Warrants	(314)
Outstanding, End of Year	65,119	0
Amount
Outstanding, Beginning of Year	$ 0
Issued Under the Arrangement, Net of Issuance Costs (Note 5A)	216
Issued Upon Exercise of Warrants	(1)
Outstanding, End of Year	$ 215	$ 0
Common shares
Number of Warrants
Outstanding, Beginning of Year	1,228,870	1,228,828
Issued Under the Arrangement, Net of Issuance Costs (Note 5A)	788,518	0
Issued Upon Exercise of Warrants	(314)	0
Outstanding, End of Year	2,001,211	1,228,870
Amount
Outstanding, Beginning of Year	$ 11,040	$ 11,040
Issued Under the Arrangement, Net of Issuance Costs (Note 5A)	6,111	0
Issued Upon Exercise of Warrants	(3)	0
Outstanding, End of Year	$ 17,016	$ 11,040